Exploration Expense (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of geographical areas [line items]
Total exploration expense	$ (297.8)	$ (98.4)	$ (76.2)
Australia
Disclosure of geographical areas [line items]
Total exploration expense	(67.5)	(44.1)	(33.4)
Ghana
Disclosure of geographical areas [line items]
Total exploration expense	0.0	(3.0)	(9.0)
Peru
Disclosure of geographical areas [line items]
Total exploration expense	(10.5)	(7.0)	(3.9)
Chile
Disclosure of geographical areas [line items]
Total exploration expense	(20.1)	(16.1)	(29.3)
Canada
Disclosure of geographical areas [line items]
Total exploration expense	(187.1)	(27.9)	0.0
Other
Disclosure of geographical areas [line items]
Total exploration expense	$ (12.6)	$ (0.3)	$ (0.6)